EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2019
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
13.	EARNINGS PER SHARE

	2019	2018	2017
	US$ cents	US$ cents	US$ cents
Basic loss per share	(1.58)	(1.91)	(0.64)
Diluted loss per share	(1.58)	(1.91)	(0.64)

	2019	2018	2017
	US$	US$	US$
The following reflects the income and share data used in the calculations of basic earnings per share:
Net loss	(9,822,626)	(9,957,817)	(2,639,428)
Earnings used in calculating basic and dilutive earnings per share	(9,822,626)	(9,957,817)	(2,639,428)

	Number of Ordinary Shares 2019	Number of Ordinary Shares 2018	Number of Ordinary Shares 2017

Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	621,391,730	520,222,133	409,976,775

(a)	Non-Dilutive Securities

As at balance date, 85,850,000 Incentive Options and 50,000 Performance Rights, which together represent 85,900,000 potential Ordinary Shares, were considered non-dilutive as they would decrease the loss per share.

(b)	Conversions, Calls, Subscriptions or Issues after June 30, 2019

After year end, in July 2019, the Company issued 145,000,000 Ordinary Shares under an institutional placement at an issue price of A$0.145 per share to raise gross proceeds of A$21 million.

Other than as outlined above, there have been no conversions to, calls of, or subscriptions for Ordinary Shares or issues of potential Ordinary Shares since the reporting date and before the completion of this financial report.